Lease Commitments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
ASU 2016-02 Transition [Abstract]
Schedule of right of use asset and liability
	March 31, 2022	December 31, 2021
Asset
Operating lease right of use assets	$1,809,293	$1,923,082

Liabilities
Operating lease liabilities, current portion	$322,997	$384,530
Operating liabilities, net of current portion	1,524,889	1,570,388
Total lease liabilities	$1,847,886	$1,954,918

	2021	2020
Asset
Right of use asset	$1,923,082	$495,154

Liability
Right of use liability, current portion	$384,530	$249,284
Right of use liability, net of current portion	1,570,388	223,985
Total lease liability	$1,954,918	$473,269

Schedule of minimum lease payments under the operating lease
For the Year Ended December 31:
2022 (remainder of year)	$431,566
2023	369,473
2024	379,579
2025	389,989
2026	400,712
Thereafter	638,894
Total payments	2,610,203
Less: amount representing interest	(762,317)
Lease obligation, net	1,847,886
Less: current portion	(322,997)
Lease obligation – long-term	$1,524,889

For the Year Ended December 31:
2022	$583,646
2023	369,473
2024	379,579
2025	389,989
2026	400,712
Thereafter	638,895
Total payments	2,762,294
Less: amount representing interest	(807,376)
Lease obligation, net	1,954,918
Less: current portion	(384,530)
Lease obligation – long-term	$1,570,388